Schedule of other supplemental information leases (Details)	Feb. 28, 2025	Feb. 29, 2024
Leases
Weighted average discount rate	5.25%	5.25%
Weighted average remaining lease term	3 years 6 months 29 days	5 years 6 months 29 days